Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about contractual maturities of financial liabilities [Table Text Block]
Years of Expiry	Financial Instruments	Amounts

Within 1 year	Accounts payable and accrued liabilities	$708,563
Within 2 to 5 years	CEBA loan payable	$42,709
Within 2 to 5 years	Preference shares	$958,430
Greater than 5 years	Put liability	$3,393,337
Greater than 5 years	Royalty payable	$20,284,800
Total		$25,387,839